Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	$ (139)	$ (1,124)
Remeasurement gain/(loss) - return on plan assets less interest income	182	800
Changes in asset limitation and minimum funding requirement	(3)	176
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	40	(148)
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	(7)	(36)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0
Changes in asset limitation and minimum funding requirement	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	(7)	(36)
Other pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	(10)	(43)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0
Changes in asset limitation and minimum funding requirement	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ (10)	$ (43)